LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Rightofuseassets net book value	$ 6,000	$ 6,000
Monthly consecutive installments	623
Current lease receivable	6,000	5,000
Non-current lease receivable	$ 17,000	$ 23,000